1933 Act File No. 2-91090
                                                      1940 Act File No. 811-4017

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                X
                                                                     -----------

      Pre-Effective Amendment No.      ...........................
                                   ----                                    -----

      Post-Effective Amendment No.  74_........................        X
                                   ---                               -----------

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        X
                                                                     -----------

      Amendment No.  68 ..........................................     X
                    ----                                             -----------

                             FEDERATED EQUITY FUNDS

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                            Federated Investors Tower
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b)
_X_ on December 19, 2005 pursuant to paragraph (b)
___ 60 days after filing pursuant to paragraph (a)(i)
_ on _______________ pursuant to paragraph (a)(i).
_ _ 75 days after filing pursuant to paragraph (a)(ii)
___ on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    Copy to:

                           Matthew G. Maloney, Esquire
                     Dickstein Shapiro Morin & Oshinsky, LLP
                                2101 L Street, NW
                              Washington, DC 20037






PART C.         OTHER INFORMATION.

Item 23. Exhibits
(a)      (i) Conformed copy of Amended and Restated Declaration of Trust of the
             Registrant; (12)
        (ii) Conformed copies of Amendment Nos. 4-7 of the Amendment and
             Restated Declaration of Trust of the Registrant; (31)
       (iii) Conformed copy of Amendment No. 8 of the Amended and Restated
             Declaration of Trust of the Registrant; (19)
        (iv) Conformed copy of Amendment No. 9 of the Amended and Restated Declaration of Trust of the Registrant; (21)
         (v) Conformed copy of Amendment No. 10 of the Amended and Restated Declaration of Trust of the Registrant; (21)
        (vi) Conformed copy of Amendment No. 11 of the Amended and Restated Declaration of Trust of the Registrant; (21)
       (vii) Conformed copy of Amendment No. 12 of the Amended and Restated Declaration of Trust of the Registrant; (23)
      (viii) Conformed copy of Amendment No. 13 of the Amended and Restated Declaration of Trust of the Registrant; (23)
        (ix) Conformed copy of Amendment No. 14 of the Amended and Restated Declaration of Trust of the Registrant; (24)
         (x) Conformed copy of Amendment No. 15 of the Amended and Restated Declaration of Trust of the Registrant; (24)
        (xi) Conformed copy of Amendment No. 16 of the Amended and Restated Declaration of Trust of the Registrant; (24)
       (xii) Conformed copy of Amendment No. 17 of the Amended and Restated Declaration of the Trust of the Registrant; (24)
      (xiii) Conformed copy of Amendment No. 18 of the Amended and Restated Declaration of Trust of the Registrant; (25)
       (xiv) Conformed copy of Amendment No. 19 of the Amended and Restated Declaration of Trust of the Registrant; (29)
        (xv) Conformed copies of Amendment Nos. 20-21 of the Amended and Restated Declaration of Trust of the Registrant; (31)
       (xvi) Conformed copies of Amendment No. 22 of the Amended and Restated Declaration of Trust of the Registrant; (33)
      (xvii) Conformed copies of Amendment No. 23 of the Amended and Restated Declaration of Trust of the Registrant; (34)
     (xviii) Conformed copy of amendment No. 24 of the Amended and Restated
             Declaration of Trust of the Registrant; (36)
(b)      (i) Copy of Amended and Restated By-Laws of the Registrant; (12)
        (ii) Copy of Amendment No. 5 to Amended and Restated By-Laws of the Registrant; (18)
       (iii) Copy of Amendment No. 6 to Amended and Restated By-Laws of the Registrant; (18)
        (iv) Copy of Amendment No. 7 to Amended and Restated By-Laws of the Registrant; (18)
         (v) Copy of Amendment No. 8 to Amended and Restated By-Laws of the Registrant; (24)
        (vi) Copy of Amendment No. 9 to Amended and Restated By-Laws of the Registrant; (29)
       (vii) Copy of Amendment No. 10 to Amended and Restated By-Laws of the Registrant; (32)
      (viii) Copy of Amendment No. 11 to Amended and Restated By-Laws of the Registrant; +
(c)      (i) Copy of Specimen Certificate for Shares of Beneficial Interest of
             the Registrant (Federated Small Cap Strategies Fund); (7)
        (ii) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant (Federated Mid Cap Growth Strategies Fund); (8)
       (iii) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant (Federated Capital Appreciation Fund); (9)
(d)      (i) Conformed copy of Investment Advisory Contract of the Registrant
             (Federated Mid Cap Growth Strategies Fund); (5)
        (ii) Conformed copy of Investment Advisory Contract on behalf of the Registrant, which includes Exhibit B for Federated Capital Appreciation Fund; (10)
       (iii) Conformed copies of Exhibits D & E for Federated Large Cap Growth Fund and Federated Technology Fund, respectively; (19)
        (iv) Conformed copy of Exhibit G to the Investment Advisory Contract for Federated Kaufmann Fund; (23)
         (v) Conformed copy of Exhibit I to the Investment Advisory Contract for Federated Market Opportunity Fund; (23)
        (vi) Conformed copy of Amendment to Investment Advisory Contract of the Registrant; (23)
       (vii) Conformed copy of Sub-Advisory Agreement for Federated Kaufmann Fund, which includes Exhibit A, dated December 1, 2001; (23)
      (viii) Conformed copy of Sub-Advisory Agreement for Federated Kaufmann Small Cap Fund, which includes Exhibit A; (24)
        (ix) Conformed copy of Exhibit J to the Investment Advisory Contract for Federated Kaufmann Small Cap Fund; (24)
         (x) Conformed copy of Sub-Advisory Contract for Federated Market Opportunity Fund, which includes Exhibit A; (31)
        (xi) Conformed copy of Sub-Advisory Contract for Federated Technology Fund, which includes Exhibit A; (31)
       (xii) Conformed copy of Assignments of Federated Investment Management Company to Federated Equity Management Company of Pennsylvania for Advisory and Sub-Advisory Contracts of Federated Capital Appreciation Fund, Federated Kaufmann Fund, Federated Small Cap Kaufmann Fund, Federated Market Opportunity Fund, and Federated Technology Fund; (31)
      (xiii) Conformed copy of Assignment of Federated Investment Management Company to Federated Global Investment Management Company for Advisory Contract of Federated Large Cap Growth Fund; (31)
       (xiv) Conformed copy of Assignment of Federated Investment Management Company to Federated Equity Management Company of Pennsylvania for Advisory Contract of Federated Mid Cap Growth Strategies Fund; (31)
        (xv) Conformed copy of Investment Advisory Contract of the Registrant, which includes Exhibit A (Federated Strategic Value Fund); (33)
       (xvi) Conformed copy of the Sub-Advisory Contract for Federated Absolute Advantage Fund; (36)
      (xvii) Conformed copy of Exhibit B to the Investment Advisory of the Registrant; (36)
(e)      (i) Conformed copy of Distributor's Contract of the Registrant; (10)
        (ii) Conformed copies of Exhibits D and F to the Distributor's Contract for Federated Mid Cap Growth Strategies Fund,
             (Class A and C Shares); (10)
       (iii) Conformed copies of Exhibits G and I to the Distributor's Contract for Federated Capital Appreciation Fund, (Class A and C Shares);
             (10)
        (iv) Conformed copy of Distributor's Contract (Class B Shares); (16)
         (v) Conformed copies of Exhibits M and N to the Distributor's Contract for Federated Large Cap Growth Fund, (Class A and C Shares); (19)
        (vi) Conformed copies of Exhibits O and P to the Distributor's Contract for Federated Communications Technology Fund, (Class A and C Shares); (19)
       (vii) Conformed copy of Exhibits S & T to the Distributor's Contract for Federated Market Opportunity Fund (Class A and Class C Shares);(22)
      (viii) Conformed copy of Exhibit U to the Distributor's Contract for Federated Kaufmann Fund (Class K Shares); (23)
        (ix) Conformed copy of Exhibits V & W to the Distributor's Contract for Federated Kaufmann Fund (Class A and Class C Shares); (22)
         (x) Conformed copy of Amendment to the Distributor's Contract of the Registrant, dated June 1, 2001; (23)
        (xi) Conformed copy of Exhibit X to the Distributor's Contract for
             Federated Kaufmann Small Cap Fund (Class A Shares); (24)
       (xii) Conformed copy of Exhibit Y to the Distributor's Contract for
             Federated Kaufmann Small Cap Fund (Class C Shares); (24)
      (xiii) Conformed copy of Exhibit Z to the Distributor's Contract for
             Federated Capital Appreciation Fund (Class K Shares); (28)
       (xiv) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6)(ii)-(iv) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File No. 33-38550 and 811-6269)
        (xv) Conformed copy of Amendment to the Distributor's Contract of the Registrant, dated October 1, 2003; (31)
       (xvi) Conformed copy of Amendment to the Distributor's Contract (Class B Shares) of the Registrant, dated June 1, 2001; (31)
      (xvii) Conformed copy of Amendment to the Distributor's Contract (Class B Shares) of the Registrant, dated October 1, 2003; (31)
     (xviii) Conformed copy of Exhibit AA and BB to the Distributor's Contract for Federated Strategic Value Fund (Class A and Class C Shares);
             (33)
       (xix) Conformed copy of Exhibit CC to the Distributors Contract for Federated Strategic Value Fund (Institutional Shares); (35)
        (xx) Conformed copy of Exhibits, DD, EE, FF and GG to the Distributors Contract for Federated Absolute Advantage Fund; (36)
(f)          Not applicable;
(g)      (i) Conformed Copy of the Custodian Agreement of the Registrant; (6)
        (ii) Conformed copy of Custodian Fee Schedule; (15)
(h)      (i) Conformed copy of Amended and Restated Agreement for Fund
             Accounting Services, Administrative Services, Shareholder Transfer Agency Services and Custody Services Procurement; (17)
        (ii) Conformed copy of Amendment to Agreement for Fund Accounting Services, Administrative Services, Shareholder Transfer Agency Services and Custody Services Procurement; (23)
       (iii) Conformed copy of Principal Shareholder Serviceer's Agreement (Class B Shares); (16)
        (iv) Conformed copy of Exhibit 1 to the Principal Shareholder Servicer's Agreement (Class B Shares); (23)
         (v) Conformed copy of Shareholder Services Agreement (Class B Shares);
             (16)
        (vi) Conformed copy of Exhibit 1 to the Shareholder Services Agreement (Class B Shares); (23)
       (vii) The Registrant hereby incorporates by reference the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996 (File Nos. 2-75670 and 811-3375).
      (viii) The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 revised 6/30/04, from Item (h)(v)(ii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A filed with the Commission on July 29, 2004, (File Nos. 33-29838 and 811-5843).
        (ix) The responses described in Item 22(e)(xiv) are hereby incorporated by reference.
         (x) The Registrant hereby incorporates the conformed copy of Amendment No. 2 to the Amended & Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement from Item 23 (h)(v) of the Federated U.S. Government Securities: 2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004.
             (File Nos. 2-75769 and 811-3387);
        (xi) The Registrant hereby incorporates the conformed copy of Amendment No. 3 to the Amended & Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement from Item 23 (h)(v) of the Federated U.S. Government Securities: 2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004.
             (File Nos. 2-75769 and 811-3387;
       (xii) The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h)(iv)of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004. (File Nos. 33-50773 and 811-7115);
      (xiii) The Registrant herby incorporates by reference the conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 6/30/04, from Item(h)(viii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843)
      (xiv) The Registrant hereby incorporates by reference the conformed copy of Transfer Agency and Service Agreement between the Federated Funds and State Street Bank and Trust Company form Item 23(h)(ix) of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 28, 2005. (File Nos. 33-60411 and 811-07309)
       (xv) The Registrant hereby incorporates by reference the conformed copy of Amendment No. 3 to the Agreement for Administrative Services between Federated Administrative Services Company and the Registrant dated June 1, 2005, form Item 23 (h)(ii) of the Cash Trust Series, Inc. Registrant Statement on Form N-1A, filed with the commission on July 27, 2005. (File Nos. 33-29838 and 811-5843);
      (xvi) The Registrant hereby incorporates the Copy of Schedule 1, revised 9/1/05, to the Second Amended and Restated Services Agreement, from Item h(ix) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September
             28, 2005. (File Nos. 33-54445 and 811-7193)
     (xvii) The Registrant hereby incorporates the Copy of Exhibit A, revised 9/1/05, to the Financial Administration and Accounting Services Agreement, from Item h(x) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005. (File Nos. 33-54445 and 811-7193)
     (xviii) The Registrant hereby incorporates the Copy of Schedule 1, revised
             6/1/05, to the Transfer Agency and Services Agreement between the Federated Funds and State Street Bank and Trust Company, from Item h(xi) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005. (File Nos. 33-54445 and 811-7193)
(i) Conformed copy of the Opinion and Consent of Counsel regarding legality of shares being registered; (6)
(j)      (i) Conformed copy of Consent of Independent Registered Public
             Accounting Firm (Deloitte & Touche LLP); (32)
        (ii) Conformed copy of Consent of Independent Registered Public Accounting Firm (Ernst & Young LLP); (32)
(k)          Not Applicable;
(l)          Conformed copy of Initial Capital Understanding; (2)
(m)      (i) Conformed Copy of Distribution Plan of the Registrant, including
             Exhibits A, B and C; (31)
        (ii) The responses described in Item 23(e)(xiv) are hereby incorporated by reference;
       (iii) Conformed copy of Amendment to the Distribution Plan
             (Class B Shares); (23)
        (iv) Conformed copy of Exhibit D to the Distribution Plan of the Registrant; (33)
         (v) Conformed copy of Exhibit E to the Distribution Plan of the Registrant; (35)
(n) The Registrant hereby incorporates the Copy of the Multiple Class Plan and attached Exhibits from Item (n) of the Federated Institutional Trust Registration Statement on Form N-1A, filed with the Commission on September 28, 2005. (File Nos. 33-54445 and 811-7193);
(o)      (i) Conformed copy of Power of Attorney of the Registrant;(19)
        (ii) Conformed copy of Power of Attorney of Trustee of the Registrant;
             (19)
       (iii) Conformed copy of Limited Power of Attorney; (27)
(p)      (i) The Registrant hereby incorporates the conformed copy of the Code of Ethics for Access Persons from Item 23(p) of the Federated Money Market Obligations Trust Registration Statement on Form N-1A filed with the Commission on February 26, 2004. (File Nos. 33-31602 and 811-5950);
        (ii) The Registrant hereby incorporates the conformed copy of the Federated Investors, Inc. Code of Ethics for Access Persons, effective 1/1/2005, from Item 23(p) of the Money Market Obligations Trust Registration Statement on Form N-1A, filed with the Commission on February 25, 2005. (File Nos. 33-31602 and 811-5950).




+        Exhibit is being filed electronically with registration statement;
         indicate by footnote
2. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed February 28, 1985. (File Nos. 2-91090 and 811-4017)
5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed June 30, 1995. (File Nos. 2-91090 and 811-4017)
6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed December 29, 1994. (File Nos. 2-91090 and 811-4017)
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed June 30, 1995. (File Nos. 2-91090 and 811-4017)
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed July 17, 1995. (File Nos. 2-91090 and 811-4017)
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed August 31, 1995. (File Nos. 2-91090 and 811-4017)
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed September 12, 1995. (File Nos. 2-91090 and 811-4017)
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed September 3, 1996. (File Nos. 2-91090 and 811-4017)
14. Response is incorporated by reference to Registrant's Post Effective Amendment No. 29 on Form N-1A filed May 29, 1997. (File Nos. 2-910090 and 811-4017)
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed October 30, 1997. (File Nos. 2-91090 and 811-4017)
16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed December 30, 1997. (File Nos. 2-91090 and 811-4017)
17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 40 on Form N-1A filed October 9, 1998. (File Nos. 2-91090 and 811-4017)
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 41 on Form N-1A filed November 2, 1998. (File Nos. 2-91090 and 811-4017)
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 44 on Form N-1A filed December 28, 1999. (File Nos. 2-91090 and 811-4017)
20. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed September 15, 2000. (File Nos. 2-91090 and 811-4017)
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 50 on Form N-1A filed December 29, 2000. (File Nos. 2-91090 and 811-4017)
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 52 on Form N-1A filed March 20, 2001. (File Nos. 2-91090 and 811-4017)
23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 51 on Form N-1A filed December 27, 2001. (File Nos. 2-91090 and 811-4017)
24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 57 on Form N-1A filed December 26, 2002. (File Nos. 2-91090 and 811-4017)
25. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 59 on Form N-1A filed February 7, 2003. (File Nos. 2-91090 and 811-4017)
26. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 60 on Form N-1A filed February 27, 2003. (File Nos. 2-91090 and 811-4017)
27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 61 on Form N-1A filed March 31, 2003. (File Nos. 2-91090 and 811-4017)
28. Response is incorporated by reference to Registrant's Amendment No. 55 on Form N-1A filed September 22, 2003. (File No. 811-4017)
29. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 62 on Form N-1A filed October 30, 2003. (File Nos. 2-91090 and 811-4017)
30. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 65 on Form N-1A filed January 6, 2004. (File Nos. 2-91090 and 811-4017)
31. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 66 on Form N-1A filed October 15, 2004. (File Nos. 2-91090 and 811-4017)
32. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 67 on Form N-1A filed December 30, 2004.
         (File Nos. 2-91090 and 811-4017)
33. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 68 on Form N-1A filed January 7, 2005.
         (File Nos. 2-91090 and 811-4017)
34. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 69 on Form N-1A filed June 22, 2005. (File Nos. 2-91090 and 811-4017)
35. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 70 on Form N-1A filed September 2, 2005.
         (File Nos. 2-91090 and 811-4017)
36. Response is incorporated by reference to Registrant's Post- Effective Amendment No. 73 on Form N-1A filed October 14, 2005. (File Nos. 2-91090 and 811-4017)







Item 24.          Persons Controlled by or Under Common Control with the Fund:
                  -----------------------------------------------------------

                  None.

Item 25. Indemnification: (1)


Item 26.          Business and Other Connections of Investment Adviser:
                  ----------------------------------------------------

                  For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of one of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE 19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                             Keith M. Schappert

Executive Vice President:                Stephen F. Auth

Senior Vice Presidents:                  William C. Dierker
                                         Linda A. Duessel
                                         James E. Grefenstette
                                         Steven Lehman

Vice Presidents:                         G. Andrew Bonnewell
                                         David P. Gilmore
                                         John W. Harris
                                         Kevin McClosky
                                         John L. Nichol
                                         Michael R. Tucker

Assistant Vice Presidents:               Angela A. Kohler
                                         Dana Meissner

Secretary:                               G. Andrew Bonnewell

Treasurer:                               Thomas R. Donahue


Assistant Treasurer:                     Denis McAuley, III

                  The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.          Principal Underwriters:
                  (a) Federated  Securities  Corp. the  Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the
                      Registrant: Cash Trust Series, Inc.; Cash Trust Series II; Federated Adjustable Rate Securities Fund; Federated American Leaders Fund, Inc.; Federated Core Trust; Federated Core Trust II, L.P.; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Municipal Income Fund; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional
                      Trust;  Federated  Insurance  Series;   Federated
                      Intermediate   Government  Fund,  Inc.  Federated
                      International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal High Yield Advantage Fund, Inc.; Federated Municipal Securities Fund,
                      Inc.; Federated Municipal Securities Income Trust; Federated Premier Intermediate Municipal Income Fund; Federated Premier Municipal Income Fund; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Government Bond Fund; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S.
                      Government Securities Fund: 2-5 Years; Federated World Investment Series, Inc.; Intermediate Municipal Trust; Edward Jones Money Market Fund and Money Market Obligations Trust.
                  (b)

              (1)                            (2)                     (3)
Positions and Offices                                      Positions and Offices
  With Distributor                          Name                 With Registrant
---------------------              -----------------          ------------------

Chairman:                          Richard B. Fisher              Vice President

President-Institutional
Sales and Director:                John B. Fisher
Executive Vice
Vice President, Assistant
Secretary and Director:            Thomas R. Donahue
President-Broker/Dealer
And Director:                      James F. Getz
Vice President, Assistant
Secretary and Director:            Peter J. Germain

Treasurer and Director:            Denis McAuley III
Senior Vice Presidents:            Mark W. Bloss
                                   Richard W. Boyd
                                   Laura M. Deger
                                   Peter W. Eisenbrandt
                                   Theodore Fadool, Jr.
                                   Christopher Fives
                                   James S. Hamilton
                                   James M. Heaton
                                   Anne H. Kruczek
                                   Amy Michaliszyn
                                   Keith Nixon
                                   Solon A. Person, IV
                                   Ronald M. Petnuch
                                   Colin B. Starks
              (1)                            (2)                             (3)
Positions and Offices                                      Positions and Offices
  With Distributor                          Name                 With Registrant
---------------------              -----------------           -----------------
Senior Vice Presidents cont.:      Thomas E. Territ
                                   Robert F. Tousignant
                                   Paul Uhlman
Vice Presidents:                   Irving Anderson
                                   Dan Berry
                                   John B. Bohnet
                                   Edward R. Bozek
                                   Jane E. Broeren-Lambesis
                                   Bryan Burke
                                   Craig Burness
                                   David J. Callahan
                                   Mark Carroll
                                   Dan Casey
                                   Scott Charlton
                                   Steven R. Cohen
                                   Mary J. Combs
                                   James Conely
                                   Kevin J. Crenny
                                   G. Michael Cullen
                                   Beth C. Dell
                                   Robert J. Deuberry
                                   Ron Dorman
                                   Donald C. Edwards
                                   Lee England
                                   Timothy Franklin
                                   Jamie Getz
                                   Joseph D. Gibbons
                                   Scott Gundersen
                                   Dayna C. Haferkamp
                                   Raymond J. Hanley
                                   Vincent L. Harper, Jr.
                                   Bruce E. Hastings
                                   Teresa M. Johnson
                                   Christopher L. Johnston
                                   Stephen Kittel
                                   Michael W. Koenig
                                   Ed Koontz
                                   Theodore J. Kravits, Jr.
                                   Christopher A. Layton
                                   Michael H. Liss
                                   Michael R. Manning
                                   Martin J. McCaffrey
                                   Mary A. McCaffrey
                                   Richard C. Mihm
                                   Chris Milliken
                                   Vincent T. Morrow
                                   Doris T. Muller
                                   Alec H. Neilly
                                   Rebecca Nelson
                                   James E. Ostrowski
                                   Mark Patsy
                                   Thomas A. Peter III
                                   Robert F. Phillips
                                   Chris Randal
                                   Josh Rasmussen
                                   Richard A. Recker
                                   Christopher Renwick
                                   Diane M. Robinson
                                   Brian S. Ronayne
                                   Timothy A. Rosewicz
                                   Thomas S. Schinabeck

              (1)                            (2)                             (3)
Positions and Offices                                      Positions and Offices
  With Distributor                          Name                 With Registrant
---------------------              -----------------               -------------
Vice Presidents cont.:             Edward J. Segura
                                   Peter Siconolfi
                                   Edward L. Smith
                                   John A. Staley
                                   Jeffrey A. Stewart
                                   Mark Strubel
                                   Kevin Stutz
                                   William C. Tustin
                                   Michael Vahl
                                   G. Walter Whalen
                                   Stephen White
                                   Jeff Wick
                                   Patrick M. Wiethorn
                                   Lewis Williams
                                   Edward J. Wojnarowski
                                   Michael P. Wolff

Assistant Vice Presidents:         Lisa A. Toma
                                   Robert W. Bauman
                                   Charles L. Davis, Jr.
                                   Brian F. Palusa
                                   William Rose

Secretary:                         C. Todd Gibson

The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh,
Pennsylvania 15222-3779.

              (c) Not applicable


Item 28. Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                        Reed Smith LLP
                                                  Investment Management Group
                                                  (IMG)
                                                  Federated Investors Tower
                                                  12th Floor
                                                  1001 Liberty Avenue
                                                  Pittsburgh, PA  15222-3779

                           (Notices should be sent to
                     the Agent for Service at above address)

                                                 Federated Investors Funds
                                                 5800 Corporate Drive
                                                 Pittsburgh, PA 15237-7000

Federated Shareholder Services Company           P.O. Box 8600
("Transfer Agent and Dividend                    Boston, MA 02266-8600
Disbursing Agent")

Federated Administrative Services                Federated Investors Tower
("Administrator")                                1001 Liberty Avenue
                                                 Pittsburgh, PA  15222-3779

Federated Equity Management                       Federated Investors Tower
Company of Pennsylvania                           1001 Liberty Avenue
("Adviser")                                       Pittsburgh, PA  15222-3779

Federated Investment Management                   Federated Investors Tower
Company                                           1001 Liberty Avenue
("Sub-Adviser" to Federated Market                Pittsburgh, PA  15222-3779
Opportunity Fund and Federated
Absolute Advantage Fund)

Federated Global
Investment Management Corp.                       Federated Investors Tower
("Sub-Adviser" to Federated Kaufmann              1001 Liberty Avenue
Fund, Federated Kaufmann Small Cap                Pittsburgh, PA  15222-3779
Fund and Federated Technology Fund")

State Street Bank and Trust Company               P.O. Box 8600
("Custodian")                                     Boston, MA 02266-8600


Item 29.          Management Services:  Not applicable.


  Item 30.        Undertakings:

                  Registrant hereby undertakes to comply with the provisions of
                  Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.





                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, FEDERATED EQUITY FUNDS, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 14th day of November 2005.

                           FEDERATED EQUITY FUNDS

                           BY: /s/ Todd P. Zerega
                           Todd P. Zerega, Assistant Secretary
                           November 14, 2005

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

              NAME                         TITLE                       DATE
              ----                         -----                       ----

BY: /s/ Todd P. Zerega               Attorney In Fact        November 14, 2005
Todd P. Zerega                       For the Persons
Assistant Secretary                  Listed Below

              NAME                         TITLE                      DATE
              ----                         -----                      ----

John F. Donahue*                     Chairman and Trustee      November 14, 2005

Christopher Donahue*                 President and Trustee
                                     (Principal Executive Officer)

Richard J. Thomas*                   Treasurer
                                     (Principal Financial Officer)

Stephen F. Auth                      Chief Investment Officer

Thomas G. Bigley*                    Trustee

John T. Conroy, Jr.*                 Trustee

Nicholas P. Constantakis*            Trustee

John F. Cunningham*                  Trustee

Lawrence D. Ellis, M.D.*             Trustee

Peter E. Madden*                     Trustee

Charles F. Mansfield, Jr.*           Trustee

John E. Murray, Jr., J.D., S.J.D.*   Trustee

Marjorie P. Smuts*                   Trustee

John S. Walsh*                       Trustee

*By Power of Attorney